SHARE CAPITAL AND SHARE BASED COMPENSATION - Share Options (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2022
Share options:
Options outstanding, granted in period (in shares)		0	750,000
Options, outstanding (in shares)		1,037,000	1,505,000
Weighted average assumptions used:
Expected dividend yield		0.00%
Outstanding:
Options outstanding, beginning of year (in shares)		1,505,000
Options outstanding, forfeitures in period (in shares)		(334,000)
Exercise of share options (in shares)		6,000	0
Options outstanding, lapsed in period (in shares)		(128,000)
Option outstanding, end of year (in shares)		1,037,000	1,505,000
Weighted average exercise price
Weighted average exercise price, options, outstanding, beginning of year (in dollars per share)		$ 17.65
Weighted average exercise price, options, forfeitures in period (in dollars per share)		21.17
Weighted average exercise price, options, exercises in period (USD per share)		26.90
Weighted average exercise price, options, lapsed in period (in dollars per share)		26.44
Weighted average exercise price, options, outstanding, end of year (in dollars per share)		$ 15.37	$ 17.65
Weighted average remaining contractual term (years)		1 year	1 year 7 months 6 days
Options exercisable, outstanding (in shares)		662,000	755,000	1,717,000
Options exercisable, weighted average exercise price (in dollars per share)		$ 17.87	$ 24.28	$ 24.46
Options exercisable, weighted average remaining contractual term (in years)		9 months 18 days	9 months 18 days	1 year 2 months 12 days
Intrinsic value of share options outstanding and exercisable		$ 7,700	$ 0	$ 0
Total fair value of share options fully vested in the year		1,958	1,595	3,175
Compensation cost recognized in the consolidated statement of income		1,971	1,434	2,274
Share options cost capitalized		$ 0	$ 16	$ 110
Employee | CoolCo
Weighted average exercise price
Options exercisable, outstanding (in shares)		73,900
LTIP
Share options:
Number of shares authorized for grant (in shares)					138,878
Vesting term		2 years
Term		3 years
Golar scheme
Share options:
Options, outstanding (in shares)		1,000,000	1,500,000	1,800,000
Outstanding:
Options outstanding, beginning of year (in shares)		1,500,000	1,800,000
Option outstanding, end of year (in shares)		1,000,000	1,500,000	1,800,000
Employee stock options
Weighted average assumptions used:
Risk free interest rate	0.20%
Expected volatility of common stock	85.00%
Expected dividend yield	0.00%
Expected term of options (in years)	2 years 3 months 18 days
Weighted average exercise price
Total unrecognized compensation cost		$ 700
Weighted average period of recognition for unrecognized compensation cost (in years)		4 months 24 days
Employee stock options | LTIP
Share options:
Number of shares authorized for grant (in shares)		3,000,000